Retirement Plans (Tables)	12 Months Ended
May 26, 2013
Compensation and Retirement Disclosure [Abstract]
Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans
Fundings related to the defined benefit pension plans and postretirement benefit plans, which are funded on a pay-as-you-go basis, were as follows:

(in millions)	Fiscal Year
	2013	2012	2011
Defined benefit pension plans funding	$2.4	$22.2	$12.9
Postretirement benefit plan funding	0.8	0.5	0.3

Change In Benefit Obligation
The following provides a reconciliation of the changes in the plan benefit obligation, fair value of plan assets and the funded status of the plans as of May 26, 2013 and May 27, 2012:

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2013	2012	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of period	$274.4	$215.8	$29.6	$27.0
Service cost	4.7	5.1	0.8	0.8
Interest cost	9.9	9.6	1.3	1.5
Participant contributions	—	—	0.4	0.3
Benefits paid	(11.2)	(9.8)	(1.2)	(0.8)
Actuarial loss (gain)	(1.0)	53.7	(1.0)	0.8
Benefit obligation at end of period	$276.8	$274.4	$29.9	$29.6

Change In Plan Assets

Change in Plan Assets:
Fair value at beginning of period	$203.5	$187.4	$—	$—
Actual return on plan assets	39.4	3.7	—	—
Employer contributions	2.4	22.2	0.8	0.5
Participant contributions	—	—	0.4	0.3
Benefits paid	(11.2)	(9.8)	(1.2)	(0.8)
Fair value at end of period	$234.1	$203.5	$—	$—

Reconciliation Of The Plan's Funded Status

Reconciliation of the Plans’ Funded Status:
Unfunded status at end of period	$(42.7)	$(70.9)	$(29.9)	$(29.6)

Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)
The following is a detail of the balance sheet components of each of our plans and a reconciliation of the amounts included in accumulated other comprehensive income (loss):

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 26, 2013	May 27, 2012	May 26, 2013	May 27, 2012
Components of the Consolidated Balance Sheets:
Non-current liabilities	42.7	70.9	29.9	29.6
Net amounts recognized	$42.7	$70.9	$29.9	$29.6
Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$(0.2)	$(0.2)	$0.1	$0.1
Net actuarial loss	(69.0)	(87.4)	(1.3)	(1.9)
Net amounts recognized	$(69.2)	$(87.6)	$(1.2)	$(1.8)

Accumulated Benefit Obligations In Excess Of Plan Assets
The following is a summary of our accumulated and projected benefit obligations:

(in millions)	May 26, 2013	May 27, 2012
Accumulated benefit obligation for all pension plans	$267.6	$265.0
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	267.6	265.0
Fair value of plan assets	234.1	203.5
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	276.8	274.4

Weighted-Average Assumptions Used
The following table presents the weighted-average assumptions used to determine benefit obligations and net expense:

	Defined Benefit Plans		Postretirement Benefit Plan
	2013	2012	2013	2012
Weighted-average assumptions used to determine benefit obligations at May 26 and May 27 (1)
Discount rate	4.60%	4.35%	4.74%	4.52%
Rate of future compensation increases	4.04%	4.22%	N/A	N/A
Weighted-average assumptions used to determine net expense for fiscal years ended May 26 and May 27 (2)
Discount rate	4.35%	5.37%	4.52%	5.46%
Expected long-term rate of return on plan assets	9.00%	9.00%	N/A	N/A
Rate of future compensation increases	4.22%	3.75%	N/A	N/A
(1)  Determined as of the end of fiscal year.
(2)  Determined as of the beginning of fiscal year.

Components Of Net Periodic Benefit Cost
Components of net periodic benefit cost included in continuing operations are as follows:

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2013	2012	2011	2013	2012	2011
Service cost	$4.7	$5.1	$5.9	$0.8	$0.8	$0.9
Interest cost	9.9	9.6	9.5	1.3	1.5	2.3
Expected return on plan assets	(19.4)	(17.8)	(16.6)	—	—	—
Amortization of unrecognized prior service cost	0.1	0.1	0.1	(0.1)	(0.1)	—
Recognized net actuarial loss	8.8	8.2	4.5	—	—	1.3
Net pension and postretirement cost (benefit)	$4.1	$5.2	$3.4	$2.0	$2.2	$4.5

Fair Values Of Defined Benefit Pension Plans Assets
The fair values of the defined benefit pension plans assets at their measurement dates of May 26, 2013 and May 27, 2012, are as follows:

		Items Measured at Fair Value at May 26, 2013
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$97.2	$—	$97.2	$—
International Commingled Funds	(2)	33.4	—	33.4	—
Emerging Market Commingled Funds	(3)	13.8	—	13.8	—
Real Estate Commingled Funds	(4)	11.6	—	11.6	—
Fixed-Income:
U.S. Treasuries	(5)	16.3	16.3	—	—
U.S. Corporate Securities	(5)	42.5	—	42.5	—
International Securities	(5)	8.2	—	8.2	—
Public Sector Utility Securities	(5)	9.4	—	9.4	—
Cash & Accruals		1.7	1.7	—	—
Total		$234.1	$18.0	$216.1	$—

		Items Measured at Fair Value at May 27, 2012
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$80.5	$—	$80.5	$—
International Commingled Funds	(2)	26.8	—	26.8	—
Emerging Market Commingled Funds	(3)	11.3	—	11.3	—
Real Estate Commingled Funds	(4)	10.0	—	10.0	—
Fixed-Income:
U.S. Treasuries	(5)	20.0	20.0	—	—
U.S. Corporate Securities	(5)	37.7	—	37.7	—
International Securities	(5)	2.7	—	2.7	—
Public Sector Utility Securities	(5)	10.4	—	10.4	—
Cash & Accruals		4.1	4.1	—	—
Total		$203.5	$24.1	$179.4	$—

(1)
U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(2)
International commingled funds are comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(3)
Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(4)
Real estate commingled funds are comprised of investments in funds that purchase publicly traded common stock of real estate securities for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments. There are no redemption restrictions associated with these funds.

(5)
Fixed-income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.

Changes In Level 3 Investments For Defined Benefit Pension Plans

The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 27, 2012:
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 29, 2011	$25.6	$—	$4.3	$10.8	$40.7
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	—	—	—
Relating to assets sold during the period	0.3	—	—	—	0.3
Purchases, sales, and settlements	(25.9)	—	(4.3)	(10.8)	(41.0)
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 27, 2012	$—	$—	$—	$—	$—

Expected Benefit Payments
The following benefit payments are expected to be paid between fiscal 2014 and fiscal 2023:

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2014	$11.1	$0.7
2015	11.3	0.8
2016	11.8	0.9
2017	12.6	0.9
2018	13.5	1.0
2018-2023	79.4	6.5